Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Accrued Liabilities and Other Payables
Summary of accrued liabilities and other payables

The following is a summary of accrued liabilities and other payables as of December 31, 2021 and 2022 (in thousands):

	December 31,	December 31,
	2021	2022
	RMB	RMB
Customer deposits on NetEase Pay accounts	2,388,546	3,113,107
Marketing expenses and promotion materials	1,857,133	2,046,559
Accrued fixed assets related payables	706,583	635,566
Server and bandwidth service fees	264,513	246,243
Accrued revenue sharing	1,176,349	1,032,559
Content cost	838,293	1,703,218
Professional fees and technical charges	608,752	595,491
Accrued freight and warehousing charge	84,490	105,356
Administrative expenses and other staff related cost	399,753	414,214
Deferred government grants	174,241	179,961
Acquisition considerations	—	203,584
Customer refund for licensed games	—	283,763
Others	527,855	562,401
	9,026,508	11,122,022